SCHEDULE OF EVENTS SUBSEQUENT RELATED PARTIES (Details) - USD ($)	Mar. 20, 2026	Jan. 23, 2023	Jan. 31, 2026
Related Party Transaction [Line Items]
Warrants Granted			1,356,750
Expiration date		Dec. 31, 2027
Steven Rudofsky [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants Granted	83,750
Exercise Price	$ 8.00
Expiration date	Jan. 16, 2028
Options Granted	$ 268,000
Exercise Price	$ 8.00
Expiration date	Sep. 30, 2032
Vesting	Fully Vested
Andrew Brodkey [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants Granted	65,600
Exercise Price	$ 8.00
Expiration date	Jan. 16, 2028
Options Granted	$ 268,000
Exercise Price	$ 8.00
Expiration date	Sep. 30, 2032
Vesting	Fully Vested
Robert Scannell [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants Granted	134,000
Exercise Price	$ 8.00
Expiration date	Jan. 16, 2028
Options Granted	$ 268,000
Exercise Price	$ 8.00
Expiration date	Sep. 30, 2032
Vesting	Fully Vested